Equity-accounted investee - Associate statement of earnings (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant investments in associates [Line Items]
Revenue from products and services		$ 2,091,661	$ 2,156,852
Cost of products and services sold		(1,467,940)	(1,390,233)
Depreciation and amortization		(327,973)	(330,345)
Finance income		22,071	5,265
Finance costs		(111,779)	(110,608)
Other expense		108,160	(30,410)
Income tax expense		126,306	2,519
Net earnings (loss)		166,235	(204,718)
Cameco's share of net earnings		32,321	$ 0
JV Inkai [Member]
Disclosure of significant investments in associates [Line Items]
Revenue from products and services		203,359
Cost of products and services sold		(52,172)
Depreciation and amortization		(27,504)
Finance income		160
Finance costs		(6,251)
Other expense		(30,419)
Income tax expense		(20,860)
Net earnings (loss)		66,313
Cameco's share		26,525
Adjustments	[1]	5,796
Cameco's share of net earnings		$ 32,321

[1]

Following the restructuring, in addition to the adjustments noted in (a), Cameco also amortize s the fair values assigned to assets and liabilities at the time of the restructuring over units of production.